Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets	8. Intangible Assets

Intangible assets consist of the following (in thousands):

	June 30,	December 31,
	2022	2021
Patents and copyrights	$14,518	$14,755
Accumulated amortization	(12,956)	(12,970)
	$1,562	$1,785

6. INTANGIBLE ASSETS

Intangible assets consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020

Patents and copyrights	$14,755	$14,948
Less accumulated amortization	(12,970)	(12,778)
	$1,785	$2,170

Amortization expense for the years ended December 31, 2021 and 2020 was approximately $0.35 million and $0.45 million, respectively. For the years ended December 31, 2021 and 2020, we recorded losses on the disposal of intangible assets of approximately $0.03 million and $0.3 million, respectively.

Future estimated amortization expense for intangible assets that have remaining unamortized amounts as of December 31, 2021 is as follows (in thousands):

2022	$309
2023	278
2024	265
2025	226
2026	155
2027 and thereafter	552
Total	$1,785